Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FRANKLIN CALIFORNIA TAX FREE INCOME FUND
Prospectus Date	rr_ProspectusDate	Jun. 12, 2017
Document Creation Date	dei_DocumentCreationDate	Jun. 12, 2017